Accounts payable and accrued expenses (Details) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accounts payable and accrued expenses [Abstract]
General expenses	$ 259,151	$ 212,595
Operating expenses	57,929	96,004
Purchased services	89,976	95,470
Taxes payable	38,281	37,637
Salaries and wages	924	3,256
Others	78,847	54,567
Accounts payable and accrued expenses	$ 525,108	$ 499,529